Consolidated Balance Sheets (Parenthetical) - shares	Feb. 28, 2019	Feb. 28, 2018
Statement of Financial Position [Abstract]
Entity Common Stock, Shares Outstanding	547,357,972
Common outstanding (in shares)	547,357,972	536,733,733
Common issued (in shares)	547,357,972	536,733,733